Offerings - Offering: 1	Jan. 07, 2026 USD ($) shares
Offering:
Fee Previously Paid	false
Rule 457(a)	true
Security Type	Equity
Security Class Title	Ordinary shares, $0.001 par value per share
Amount Registered | shares	19,710,257
Proposed Maximum Offering Price per Unit	11.255
Maximum Aggregate Offering Price	$ 221,838,942.54
Fee Rate	0.01381%
Amount of Registration Fee	$ 30,635.96
Offering Note	The Amount Registered consists of (i) 13,664,251 outstanding ordinary shares issued to the selling securityholders pursuant to a private placement, which closed on December 8, 2025 (the "Private Placement"), (ii) 131,434 ordinary shares issuable to certain of the selling securityholders upon the exercise of pre-funded warrants pursuant to the Private Placement and (iii) 1,387,866 outstanding ordinary shares, 1,636,706 ordinary shares issuable upon the exercise of pre-funded warrants, and 2,890,000 ordinary shares issuable upon the conversion of Series A non-voting convertible preferred shares, in each case, held by Fairmount Healthcare Fund II L.P. as of immediately prior to the closing of the Private Placement. Pursuant to Rule 416 under the Securities Act of 1933, as amended (the "Securities Act"), the ordinary shares being registered hereunder include such indeterminate number of ordinary shares as may be issuable with respect to the ordinary shares being registered hereunder as a result of stock splits, stock dividends or similar transactions. The Maximum Aggregate Offering Price is estimated solely for the purpose of calculating the amount of the registration fee pursuant to Rule 457(c) of the Securities Act, on the basis of the average of the high and low prices for a share of the registrant's ordinary shares as reported on the Nasdaq Capital Market on January 5, 2026, which date is a date within five business days prior to the filing of this registration statement.